Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
14.	FAIR VALUE MEASUREMENT-continued

Measured or disclosed at fair value on a recurring basis-continued

	Fair Value Measurement as of December 31, 2019
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	256,763	—	—	256,763
Restricted cash	386,267	—	—	386,267
Promissory notes	—	174,045	—	174,045
Derivative liabilities	—	—	172,235	172,235
Total	643,030	174,045	172,235	989,310

	Fair Value Measurement as of December 31, 2018
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	778,006	—	—	778,006
Restricted cash	40,971	—	—	40,971
Promissory notes	—	361,888	—	361,888
Derivative liabilities	—	—	63,942	63,942
Total	818,977	361,888	63,942	1,244,807

Schedule of Reconciliation of Beginning and Ending Balances for Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2017, 2018 and 2019:

14.	FAIR VALUE MEASUREMENT-continued

	Convertible notes	Derivative liabilities	Warrants
Balance as of January 1, 2018	499,192	18,218	—
Issuance of convertible notes	50,000	—	—
Extinguishment of convertible notes	(207,300)	—	—
Issuance of warrants	—	—	14,800
Conversion to ordinary shares	(438,720)	—	—
Changes in fair value	102,260	44,288	(14,800)
Exchange rate effect	(5,432)	1,436	—
Balance as of December 31, 2018	—	63,942	—
Changes in fair value	—	104,589	—
Exchange rate effect	—	3,704	—
Balance as of December 31, 2019	—	172,235	—

Convertible Notes
Schedule of Key Assumptions Used in Valuation

The key assumptions used in valuation of convertible notes are summarized in the table below:

	For the years ended December 31,
	2017	2018
Probability for conversion	80%	80%
Probability for redemption	20%	20%
Remaining life	2.5–4.8	2.3–4.3

Derivative Liabilities
Schedule of Key Assumptions Used in Valuation

The key assumptions used in valuation of derivative liabilities are summarized in the table below:

	For the years ended December 31,
	2017	2018	2019
Probability for conversion	80%	100%	100%
Exit period	2018/6/30 – 2019/6/30	2018/6/30 – 2019/6/30	2019/12/31 – 2020/12/31
Volatility	40%	54%	77%

Warrants
Schedule of Key Assumptions Used in Valuation	The key assumptions used in valuation of warrants are summarized in the table below:
For the year ended December 31, 2018
Probability for conversion	—
Conversion price discount rate	90%